Restructuring - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
2021 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges	$ 240.0
Reduction in annual pre-tax operating expenses	$ 210.0
Restructuring program benefits realized period	2024
2019 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges	$ 360.0
Restructuring program benefits realized period		2023
2019 Restructuring Plan [Member] | Minimum [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges		$ 335.0
Reduction in annual pre-tax operating expenses		180.0
2019 Restructuring Plan [Member] | Maximum [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges		385.0
Reduction in annual pre-tax operating expenses		$ 280.0